UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          12301 Wilshire Boulevard,
                  Suite 320
                  Los Angeles, CA  90025
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     February 14, 2012

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   35
Form 13F Information Table Value Total:   $28,510

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
AMERICAN EXPRESS CO		COM		025816109	1063	22530	SH		SOLE			20495	0	2035
APOLLO GROUP INC		COM		037604105	1266	23495	SH		SOLE			21290	0	2205
BANK OF AMERICA CORPO		COM		060505104	200	36045	SH		SOLE			33464	0	2581
BANK OF AMERICA CORPO		*W EXP 1/26/2019060505146	146	72485	SH		SOLE			66155	0	6330
CEMEX SAB DE CV			SPON ADR NEW	151290889	662	122879	SH		SOLE			113048	0	9831
CINTAS CORP			COM		172908105	1311	37665	SH		SOLE			34050	0	3615
CISCO SYS INC			COM		17275R102	1329	73495	SH		SOLE			66465	0	7030
COVIDIEN PLC			SHS		G2554F113	534	11855	SH		SOLE			10775	0	1080
DELL INC			COM		24702R101	1339	91530	SH		SOLE			84240	0	7290
EOG RES INC			COM		26875P101	639	6487	SH		SOLE			5777	0	710
EXXON MOBIL CORP		COM		30231G102	1391	16414	SH		SOLE			14694	0	1720
GENERAL DYNAMICS CORP		COM		369550108	1074	16169	SH		SOLE			14545	0	1624
HARLEY DAVIDSON INC		COM		412822108	504	12975	SH		SOLE			11765	0	1210
HEWLETT PACKARD CO		COM		428236103	878	34080	SH		SOLE			30800	0	3280
INTEL CORP			COM		458140100	899	37065	SH		SOLE			33300	0	3765
LEGG MASON INC			COM		524901105	494	20530	SH		SOLE			18935	0	1595
LIBERTY MEDIA CORP NE		INT COM SER A	53071M104	865	53345	SH		SOLE			48516	0	4829
MARKEL CORP			COM		570535104	1100	2652	SH		SOLE			2404	0	248
MAXIM INTEGRATED PROD		COM		57772K101	532	20415	SH		SOLE			18445	0	1970
MEDTRONIC INC			COM		585055106	1177	30760	SH		SOLE			27775	0	2985
MOTOROLA SOLUTIONS IN		COM		620076307	641	13843	SH		SOLE			12724		1119
NESTLE S A ADR SPON R		SPON ADR NEW	641069406	407	7050	SH		SOLE			6465	0	585
NOVARTIS A G			SPON ADR NEW	66987V109	788	13785	SH		SOLE			12390	0	1395
NRG ENERGY INC COM NE		COM NEW		629377508	937	51690	SH		SOLE			46900	0	4790
PFIZER INC			COM		717081103	1393	64368	SH		SOLE			58598	0	5770
PROGRESSIVE CORP OHIO		COM		743315103	948	48580	SH		SOLE			43910	0	4670
SPRINT NEXTEL CORP		COM SER 1	852061100	464	198420	SH		SOLE			183380	0	15040
TE CONNECTIVITY			SHS		H84989104	353	11454	SH		SOLE			10294	0	1160
TYCO INTERNATIONAL LT		SHS		H89128104	480	10281	SH		SOLE			9221	0	1060
VULCAN MATLS CO			COM		929160109	1012	25730	SH		SOLE			23450	0	2280
WAL MART STORES INC		COM		931142103	606	10142	SH		SOLE			9087	0	1055
WALGREEN COMPANY		COM		931422109	407	12300	SH		SOLE			11125	0	1175
WASHINGTON POST CO		CL B		939640108	778	2064	SH		SOLE			1896	0	168
WELLS FARGO & CO NEW		COM		949746101	1449	52575	SH		SOLE			47720	0	4855
WEYERHAEUSER CO			COM		962166104	444	23804	SH		SOLE			21735	0	2069
